Fair value measurements - Summary of Roll Forward of Major Level 3 Investments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments , Beginning Balance	¥ 71,357	¥ 70,328	¥ 16,050
New addition	16,000	0	50,000
Unrealized fair value change of the available-for-sale debt investments	(12,491)	1,029	4,278
Fair value of Level 3 investments , Ending Balance	74,866	71,357	70,328
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	9,996	14,351	35,524
New addition	0	9,581	13,487
Unrealized fair value change of the derivative liabilities	(1,656)	(11,559)	(13,345)
Disposal of Series D-3 Notes (Note 20)		(2,377)
Conversion of Series D-1 Notes (Note 20)			(10,701)
Conversion of Series D-2 Notes (Note 20)			(10,614)
Reclassification of forward exchange contracts	746
Fair value of Level 3 investments , Ending Balance	¥ 9,086	¥ 9,996	¥ 14,351